UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
           --------------------------------------------------
           London, W1G OPW, United Kingdom
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
           -------------------------------------------------------
Title:     Director of Centaurus Capital Limited, in its capacity
             as General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom        November 13, 2012
-------------------    ------------------------------   ---------------------
   [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[  X  ]     13F  HOLDINGS REPORT.  (Check here if all holdings of this reporting manager  are  reported  in  this  report.)

[   ]     13F  NOTICE.  (Check  here if no holdings reported are in this report, and  all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:        $238,571
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
AMERICAN RLTY CAP TR INC     COM              02917L101   23,456 1,997,997 SH       OTHER      1           0 1,997,997    0
ASIAINFO-LINKAGE INC         COM              04518A104   16,801 1,434,741 SH       OTHER      1           0 1,434,741    0
ASM INTL N V                 NY REGISTER SH   N07045102    6,489   191,938 SH       OTHER      1           0   191,938    0
AUTHENTEC INC                COM              052660107    4,006   499,551 SH       OTHER      1           0   499,551    0
CHINA TRANSINFO TECHNLGY COR COM              169453107    2,242   390,660 SH       OTHER      1           0   390,660    0
CNH GLOBAL N V               SHS NEW          N20935206   19,867   512,420 SH       OTHER      1           0   512,420    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109    8,834   377,500 SH       OTHER      1           0   377,500    0
FUSHI COPPERWELD INC         COM              36113E107   15,603 1,716,452 SH       OTHER      1           0 1,716,452    0
ISHARES TR                   FTSE CHINA25 IDX 464287184    9,227     2,666 SH  PUT  OTHER      1           0     2,666    0
MARTIN MARIETTA MATLS INC    COM              573284106    8,304   100,200 SH       OTHER      1           0   100,200    0
NEWS CORP                    CL B             65248E203   34,421 1,388,512 SH       OTHER      1           0 1,388,512    0
NEXEN INC                    COM              65334H102   53,214 2,100,000 SH       OTHER      1           0 2,100,000    0
PAR PHARMACEUTICAL COS INC   COM              69888P106    1,150    23,000 SH       OTHER      1           0    23,000    0
PEETS COFFEE & TEA INC       COM              705560100   10,801   147,277 SH       OTHER      1           0   147,277    0
PLX TECHNOLOGY INC           COM              693417107    7,892 1,372,500 SH       OTHER      1           0 1,372,500    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   16,264     1,130 SH  PUT  OTHER      1           0     1,130    0